Financial risk management objectives and policies - Other financial assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial risk management objectives and policies
Cash collateral on derivatives held by group	$ 181	$ 215	$ 89
Cash collateral on derivatives posted by group	$ 129	$ 102	$ 162